[GRAPHIC]
HARRIS
INSIGHT FUNDS(TM)

                   Harris Insight High Yield Select Bond Fund

                                    A Shares
                                    N Shares
                              Institutional Shares

                       Supplement dated December 10, 2003
                      to the Prospectuses dated May 1, 2003

THE FOLLOWING TEXT IS ADDED TO THE TEXT UNDER THE SECTION ENTITLED INVESTMENT ADVISER

Effective December 2003, Harris Investment Management, Inc. (HIM), the investment adviser for the High Yield Bond Fund, has, with the approval of the Fund's Board of Trustees, appointed its wholly-owned subsidiary, HIM Monegy, Inc. (Monegy), as the investment sub-adviser to the High Yield Bond Fund. Monegy, as the investment sub-adviser, makes all investment decisions for the High Yield Bond Fund. HIM remains responsible for overseeing the activities of Monegy, subject to the overall direction of the Board of Trustees.

Monegy is located at 302 Bay Street, Toronto, Ontario M5X 1A1, Canada. Originally formed in 1997 as a unit within the Bank of Montreal (the ultimate parent of HIM) to manage credit risk portfolios for third parties, focusing on U.S. high yield bonds, Monegy was separately incorporated and became a subsidiary of HIM in 2003.

                                    * * * * *


THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPH UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS - PORTFOLIO MANAGERS OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

HIGH YIELD SELECT BOND FUND

This Fund does not have an investment adviser. This Fund invests in the High Yield Bond Fund whose portfolio managers are:

DAN ATACK, SENIOR PORTFOLIO MANAGER (MONEGY)

Mr. Atack has served as co-manager of the Fund since December 2003. He joined Monegy's predecessor business unit in 1997 and has 11 years experience in managing and trading credit risk assets, focusing on high yield securities for the last seven years.

SADHANA VALIA, PRESIDENT AND SENIOR PORTFOLIO MANAGER (MONEGY)

Ms. Valia has served as co-manager of the Fund since December 2003. She joined Monegy's predecessor business unit in 1998 and has 19 years experience in managing and trading credit risk assets, focusing on high yield securities for the last five years.

                                                                   HIF 1192

[GRAPHIC]
HARRIS
INSIGHT FUNDS(TM)

                       Harris Insight High Yield Bond Fund

                              Institutional Shares

                       Supplement dated December 10, 2003
                       to the Prospectus dated May 1, 2003

THE FOLLOWING TEXT IS ADDED TO THE TEXT UNDER THE SECTION ENTITLED INVESTMENT ADVISER

Effective December 2003, Harris Investment Management, Inc. (HIM), the investment adviser for the Fund, has, with the approval of the Fund's Board of Trustees, appointed its wholly-owned subsidiary, HIM Monegy, Inc. (Monegy), as the investment sub-adviser to the Fund. Monegy, as the investment sub-adviser, makes all investment decisions for the Fund. HIM remains responsible for overseeing the activities of Monegy, subject to the overall direction of the Board of Trustees.

Monegy is located at 302 Bay Street, Toronto, Ontario M5X 1A1, Canada. Originally formed in 1997 as a unit within the Bank of Montreal (the ultimate parent of HIM) to manage credit risk portfolios for third parties, focusing on U.S. high yield bonds, Monegy was separately incorporated and became a subsidiary of HIM in 2003.

                                    * * * * *


THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPH UNDER THE SECTION ENTITLED PORTFOLIO MANAGER.

DAN ATACK, SENIOR PORTFOLIO MANAGER (MONEGY)

Mr. Atack has served as co-manager of the Fund since December 2003. He joined Monegy's predecessor business unit in 1997 and has 11 years experience in managing and trading credit risk assets, focusing on high yield securities for the last seven years.

SADHANA VALIA, PRESIDENT AND SENIOR PORTFOLIO MANAGER (MONEGY)

Ms. Valia has served as co-manager of the Fund since December 2003. She joined Monegy's predecessor business unit in 1998 and has 19 years experience in managing and trading credit risk assets, focusing on high yield securities for the last five years.

                             HARRIS INSIGHT(R) FUNDS

                       Supplement dated December 10, 2003
          to the Statement of Additional Information dated May 1, 2003

         The following chart replaces the corresponding chart on page 33 in the section entitled Trustees and Executive Officers.

                                TERM OF                                         NUMBER OF
                               OFFICE AND                                       PORTFOLIOS
                               YEAR FIRST                                        IN FUND
                               ELECTED OR                                        COMPLEX
NAME, POSITION(S) WITH TRUST    APPOINTED     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN                 OTHER
           AND AGE             TO OFFICE1             PAST FIVE YEARS           BY TRUSTEE           DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES OF THE TRUST (NONE OF WHOM ARE INTERESTED PERSONS OF THE TRUST):

C. Gary Gerst, 64, Trustee      Since 1995   Chairman Emeritus, Jones Lang          19           Director, Florida Office
and Chairman of the Board of                 LaSalle, formerly named LaSalle                     Property Company, Inc. (real
Trustees                                     Partners Ltd. (real estate                          estate investment fund);
  200 E. Randolph Drive                      investment manager and                              Trustee, Henderson Global
  43rd Floor                                 consulting firm).                                   Funds (7 portfolios); and
  Chicago, IL  60601                                                                             President, KCI Inc. (Private S
                                                                                                 Corporation investing in
                                                                                                 non-public investments).

Faris F. Chesley, 65, Trustee   Since 2003   Chairman, Chesley, Taft &              19           Trustee, Henderson Global
  10 S. LaSalle Street                       Associates, LLC (investment                         Funds (4 portfolios).
  Chicago, IL 60603                          advisory firm) since 2001;
                                             formerly Vice-Chairman,
                                             ABN-AMRO, Inc. (financial
                                             services company).

Valerie B. Jarrett, 47,         Since 1999   Executive Vice President, The          19           Director, USG Corporation
Trustee                                      Habitat Company (residential                        (building materials
  350 W. Hubbard Street                      property developer).                                manufacturer), The Chicago
  Chicago, IL  60610                                                                             Stock Exchange, and Navigant
                                                                                                 Consulting, Inc.; Trustee,
                                                                                                 University of Chicago.

John W. McCarter, Jr., 65,      Since 1995   President and Chief Executive          19           Chairman, Divergence L.L.C.
Trustee                                      Officer, The Field Museum of                        (biotechnology firm);
  1400 S. Lake Shore Drive                   Natural History; formerly Senior                    Director, W.W. Grainger, Inc.
  Chicago, IL  60605                         Vice President and Director,                        (industrial distributor) and
                                             Booz-Allen & Hamilton, Inc.                         A.M. Castle, Inc. (metals
                                             (consulting firm).                                  distributor); and Trustee,
                                                                                                 Janus Adviser Series, Janus
                                                                                                 Aspen Series and Janus
                                                                                                 Investment Fund (52
                                                                                                 portfolios).

Paula Wolff ,58, Trustee        Since 1998   Senior Executive, Chicago              22           Vice Chair, University of
  30 W. Monroe Street                        Metropolis 2020 (civic                              Chicago Board of Trustees;
  18th Floor                                 organization), since 2000.                          Chair, University of Chicago
  Chicago, IL  60603                         President, Governors State                          Hospitals; and Director, Ariel
                                             University, prior thereto.                          Capital Management, Inc.
                                                                                                 (investment manager).
--------

1 A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years. The President, Treasurer and Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the Trustees.
